Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Current PEO		Former PEO		Non-PEO NEOs		Value of Initial Fixed $100 Investment Based on:		Net Income (millions)	Adjusted EBITDA(4) (millions)
	SCT Total For PEO (Current)(1)	CAP to PEO (Current)(1)(5)	SCT Total For PEO (Former)(1)	CAP to PEO (Former)(1)(5)	Average SCT Total for Non-PEO NEOs(2)	Average CAP to Non-PEO NEOs(2)(5)	Total Shareholder Return	Peer Group(3) Total Shareholder Return
2022(6)	$2,400,576	$1,457,376	$9,007,845	$2,436,271	$1,153,086	$(45,485)	$17	$136	$(194.2)	$98.9
2021(7)	N/A	N/A	$4,611,728	$3,681,582	$1,070,643	$963,460	$102	$145	$6.9	$119.6
2020(8)	N/A	N/A	$4,561,385	$4,003,894	$1,189,843	$1,128,941	$94	$123	$21.3	$125.3

Named Executive Officers, Footnote [Text Block]	As a result of a PEO transition that occurred in 2022, two PEO’s are reported in the table. In fiscal years 2020 and 2021, Dante Parrini was the PEO (listed as “Former PEO”). On August 24, 2022, Mr. Parrini ceased to serve as PEO and Thomas Fahnemann was appointed PEO (listed as “Current PEO”). The non-PEO NEOs reported in fiscal years 2020 and 2021 are Samuel Hillard, Christopher Astley, Wolfgang Laures, and Eileen Beck. The non-PEO NEOs reported in fiscal year 2022 are Ramesh Shettigar, Samuel Hillard, Christopher Astley, Wolfgang Laures, and David Elder.
Peer Group Issuers, Footnote [Text Block]	The Company’s peer group for purposes of Item 201(e) of Regulation S-K was utilized for purposes of calculating peer group total shareholder return. Amounts reported in this column represent returns on an initial $100 investment in the S&P Small Cap 600 Materials Index, which was utilized as the peer group for purposes of the table.
Adjustment To PEO Compensation, Footnote [Text Block]	The following table sets forth the amounts deducted from and added to SCT total compensation pursuant to Item 401(v) of Regulation S-K to determine CAP for the Current PEO, Former PEO, and non-PEO NEOs in 2022:

	2022	Current PEO(1)	Former PEO(1)	Avg. Non-PEO NEOs(2)
	SCT Total Compensation	$2,400,576	$9,007,845	$1,153,086
‘-	Aggregate Change in Pension Value Reported in SCT	$0	$(284,000)	$(800)
‘-	Amounts reported in SCT for Stock Awards	$(1,750,800)	$(2,999,988)	$(728,249)
‘+	Value of Service Cost Attributable to Executive under Pension(i)	$0	$0	$0
‘+	Value of Awards Granted in Covered Year, Outstanding and Unvested at Year- End	$807,600	$3,042,096	$267,133
‘+	Dividends Paid on Unvested Awards	$0	$241,203	$11,288
‘+/-	Change in Value of Awards Granted in Any Prior Year, Outstanding and Unvested at Year End	$0	$(753,193)	$(288,841)
‘+/-	Change in Value of Awards Granted in Any Prior Year, Vested During the Year	$0	$(581,355)	$(145,316)
‘-	Value of Awards Forfeited in Covered Year	$0	$(5,236,338)	$(313,786)
‘=	CAP	$1,457,376	$2,436,271	$(45,485)
i.) Glatfelter’s qualified pension plan was terminated in 2019 and liabilities were settled. In addition, the Company froze the benefits for all participants in the SERP effective December 31, 2019 so no additional benefits have accrued for any NEO under the SERP. The frozen SERP has been subsumed by a NQDCP. Based on these factors, Glatfelter did not have any service cost under the frozen SERP in 2022 for purposes of calculating CAP.

7.) The following table sets forth the amounts deducted from and added to SCT total compensation pursuant to Item 401(v) of Regulation S-K to determine CAP for the Former PEO and non-PEO NEOs in 2021:

	2021	Former PEO(1)	Avg. Non-PEO NEOs(2)
	SCT Total Compensation	$4,611,728	$1,070,643
‘-	Aggregate Change in Pension Value Reported in SCT	$(413,000)	$(250)
‘-	Amounts reported in SCT for Stock Awards	$(1,889,987)	$(356,863)
‘+	Value of Service Cost Attributable to Executive under Pension(i)	$0	$0
‘+	Value of Awards Granted in Covered Year, Outstanding and Unvested at Year- End	$1,545,525	$291,824
‘+	Dividends Paid on Unvested Awards	$216,167	$33,953
‘+/-	Change in Value of Awards Granted in Any Prior Year, Outstanding and Unvested at Year End	$(388,035)	$(73,789)
‘+/-	Change in Value of Awards Granted in Any Prior Year, Vested During the Year	$(815)	$(2,058)
‘-	Value of Awards Forfeited in Covered Year	$0	$0
‘=	CAP	$3,681,582	$963,460
i.) Glatfelter’s qualified pension plan was terminated in 2019 and liabilities were settled. In addition, the Company froze the benefits for all participants in the SERP effective December 31, 2019 so no additional benefits have accrued for any NEO under the SERP. The frozen SERP has been subsumed by a NQDCP. Based on these factors, Glatfelter did not have any service cost under the frozen SERP in 2021 for purposes of calculating CAP.

8.) The following table sets forth the amounts deducted from and added to SCT total compensation pursuant to Item 401(v) of Regulation S-K to determine CAP for the Former PEO and the non-PEO NEOs in 2020:

	2020	Former PEO(1)	Avg. Non-PEO NEOs(2)
	SCT Total Compensation	$4,561,385	$1,189,843
‘-	Aggregate Change in Pension Value Reported in SCT	$(265,000)	$(250)
‘-	Amounts reported in SCT for Stock Awards	$(1,767,347)	$(336,745)
‘+	Value of Service Cost Attributable to Executive under Pension(i)	$0	$0
‘+	Value of Awards Granted in Covered Year, Outstanding and Unvested at Year- End	$1,661,121	$316,504
‘+	Dividends Paid on Unvested Awards	$192,758	$28,803
‘+/-	Change in Value of Awards Granted in Any Prior Year, Outstanding and Unvested at Year End	$(288,619)	$(56,462)
‘+/-	Change in Value of Awards Granted in Any Prior Year, Vested During the Year	$(90,404)	$(12,753)
‘-	Value of Awards Forfeited in Covered Year	$0	$0
‘=	CAP	$4,003,894	$1,128,941
i.) Glatfelter’s qualified pension plan was terminated in 2019 and liabilities were settled. In addition, the Company froze the benefits for all participants in the SERP effective December 31, 2019 so no additional benefits have accrued for any NEO under the SERP. The frozen SERP has been subsumed by a NQDCP. Based on these factors, Glatfelter did not have any service cost under the frozen SERP in 2021 for purposes of calculating CAP.

Non-PEO NEO Average Total Compensation Amount	$ 1,153,086	$ 1,070,643	$ 1,189,843
Non-PEO NEO Average Compensation Actually Paid Amount	$ (45,485)	963,460	1,128,941
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The following table sets forth the amounts deducted from and added to SCT total compensation pursuant to Item 401(v) of Regulation S-K to determine CAP for the Current PEO, Former PEO, and non-PEO NEOs in 2022:

	2022	Current PEO(1)	Former PEO(1)	Avg. Non-PEO NEOs(2)
	SCT Total Compensation	$2,400,576	$9,007,845	$1,153,086
‘-	Aggregate Change in Pension Value Reported in SCT	$0	$(284,000)	$(800)
‘-	Amounts reported in SCT for Stock Awards	$(1,750,800)	$(2,999,988)	$(728,249)
‘+	Value of Service Cost Attributable to Executive under Pension(i)	$0	$0	$0
‘+	Value of Awards Granted in Covered Year, Outstanding and Unvested at Year- End	$807,600	$3,042,096	$267,133
‘+	Dividends Paid on Unvested Awards	$0	$241,203	$11,288
‘+/-	Change in Value of Awards Granted in Any Prior Year, Outstanding and Unvested at Year End	$0	$(753,193)	$(288,841)
‘+/-	Change in Value of Awards Granted in Any Prior Year, Vested During the Year	$0	$(581,355)	$(145,316)
‘-	Value of Awards Forfeited in Covered Year	$0	$(5,236,338)	$(313,786)
‘=	CAP	$1,457,376	$2,436,271	$(45,485)
i.) Glatfelter’s qualified pension plan was terminated in 2019 and liabilities were settled. In addition, the Company froze the benefits for all participants in the SERP effective December 31, 2019 so no additional benefits have accrued for any NEO under the SERP. The frozen SERP has been subsumed by a NQDCP. Based on these factors, Glatfelter did not have any service cost under the frozen SERP in 2022 for purposes of calculating CAP.

7.) The following table sets forth the amounts deducted from and added to SCT total compensation pursuant to Item 401(v) of Regulation S-K to determine CAP for the Former PEO and non-PEO NEOs in 2021:

	2021	Former PEO(1)	Avg. Non-PEO NEOs(2)
	SCT Total Compensation	$4,611,728	$1,070,643
‘-	Aggregate Change in Pension Value Reported in SCT	$(413,000)	$(250)
‘-	Amounts reported in SCT for Stock Awards	$(1,889,987)	$(356,863)
‘+	Value of Service Cost Attributable to Executive under Pension(i)	$0	$0
‘+	Value of Awards Granted in Covered Year, Outstanding and Unvested at Year- End	$1,545,525	$291,824
‘+	Dividends Paid on Unvested Awards	$216,167	$33,953
‘+/-	Change in Value of Awards Granted in Any Prior Year, Outstanding and Unvested at Year End	$(388,035)	$(73,789)
‘+/-	Change in Value of Awards Granted in Any Prior Year, Vested During the Year	$(815)	$(2,058)
‘-	Value of Awards Forfeited in Covered Year	$0	$0
‘=	CAP	$3,681,582	$963,460
i.) Glatfelter’s qualified pension plan was terminated in 2019 and liabilities were settled. In addition, the Company froze the benefits for all participants in the SERP effective December 31, 2019 so no additional benefits have accrued for any NEO under the SERP. The frozen SERP has been subsumed by a NQDCP. Based on these factors, Glatfelter did not have any service cost under the frozen SERP in 2021 for purposes of calculating CAP.

8.) The following table sets forth the amounts deducted from and added to SCT total compensation pursuant to Item 401(v) of Regulation S-K to determine CAP for the Former PEO and the non-PEO NEOs in 2020:

	2020	Former PEO(1)	Avg. Non-PEO NEOs(2)
	SCT Total Compensation	$4,561,385	$1,189,843
‘-	Aggregate Change in Pension Value Reported in SCT	$(265,000)	$(250)
‘-	Amounts reported in SCT for Stock Awards	$(1,767,347)	$(336,745)
‘+	Value of Service Cost Attributable to Executive under Pension(i)	$0	$0
‘+	Value of Awards Granted in Covered Year, Outstanding and Unvested at Year- End	$1,661,121	$316,504
‘+	Dividends Paid on Unvested Awards	$192,758	$28,803
‘+/-	Change in Value of Awards Granted in Any Prior Year, Outstanding and Unvested at Year End	$(288,619)	$(56,462)
‘+/-	Change in Value of Awards Granted in Any Prior Year, Vested During the Year	$(90,404)	$(12,753)
‘-	Value of Awards Forfeited in Covered Year	$0	$0
‘=	CAP	$4,003,894	$1,128,941
i.) Glatfelter’s qualified pension plan was terminated in 2019 and liabilities were settled. In addition, the Company froze the benefits for all participants in the SERP effective December 31, 2019 so no additional benefits have accrued for any NEO under the SERP. The frozen SERP has been subsumed by a NQDCP. Based on these factors, Glatfelter did not have any service cost under the frozen SERP in 2021 for purposes of calculating CAP.

Equity Valuation Assumption Difference, Footnote [Text Block]	5.) CAP, as required under SEC rules, reflects adjustments to the value of unvested and vested equity awards during the years shown in the table based on year-end stock prices, various accounting valuation assumptions, and projected performance modifiers but does not reflect actual amounts paid out for those awards. CAP generally fluctuates due to stock price achievement and varying levels of projected and actual achievement of performance goals. Valuations calculated on such dates are determined in accordance with the Company’s methodology used for financial reporting purposes. Equity awards issued by the Company during the covered periods are subject to certain market conditions and have been valued using a Monte Carlo simulation where applicable.
The table below summarizes the valuation assumptions for all covered grant cycles.

Assumption	2018-2020	2019-2021		2020-2022		2021-2023		2022-2024	Current PEO Sign-on 2022-2024(a)
Valuation Date	12/31/2019	12/31/2019	12/31/2020	12/31/2020	12/31/2021	12/31/2021	12/31/2022	12/31/2022	12/31/2022
Simulation Period	1.0 Year	2.0 Years	1.0 Year	2.0 Years	1.0 Year	2.0 Years	1.0 Year	2.0 Years	2.64 Years
Valuation Price	$18.30	$18.30	$16.38	$16.38	$17.20	$17.20	$2.78	$2.78	$2.78
Beginning TSR Price	$21.44	$9.76	$9.76	$18.30	$18.30	$16.77	$16.77	$17.14	N/A
TSR %ile Ranking (start of period to valuation date)	33rd %ile	95th %ile	82nd %ile	40th %ile	34th %ile	27th %ile	3rd %ile	1st %ile	N/A
Interest Rate (term matches sim period)	1.59%	1.58%	0.10%	0.13%	0.39%	0.73%	4.73%	4.41%	4.29%
Volatility (term matches sim period)	33.5%	43.9%	58.0%	47.4%	31.6%	46.7%	73.3%	56.7%	53.6%
a.) For the Current PEO, the Initial PSA Award is based on absolute stock price performance and relative comparison is unavailable.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Chart 1: Alignment of CAP with Company TSR: The Company’s TSR is expressed as a $100 investment in the Company’s common stock on December 31, 2019.
	For 2020 to 2022, the CAP to the Former PEO and the average CAP to the Non-PEO NEOs decreased by 39% and 104%, respectively, compared to an 82% decrease in the Company’s TSR over the same time horizon.
Compensation Actually Paid vs. Net Income [Text Block]
Chart 3 : Alignment of CAP with Company Net Income:
	For the three-year period ended December 31, 2022, CAP to the Former PEO and average CAP to the non-PEO NEOs decreased by 39% and 104%, respectively, as compared to a significant decrease in the Company’s Net Income over the same time period.
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Chart 4 : Alignment of CAP with Adjusted EBITDA:
	For the three-year period ended December 31, 2022, CAP to the Former PEO and average CAP to the non-PEO NEOs decreased by 39% and 104%, respectively, compared to a 21% decrease in our Adjusted EBITDA performance, over the same time period.
Total Shareholder Return Vs Peer Group [Text Block]
Chart 2 : Comparison of Company TSR and Peer Group TSR:
The S&P 600 Small Cap Materials Index, as the Company’s peer group for purposes of Item 201(e) of Regulation S-K, was utilized for purposes of calculating peer group TSR. The TSR for the peer group disclosed in the chart above increased by 11% for the three-year period ending December 31, 2022, as compared to the Company's TSR, which decreased by 82% over the same time period.

Tabular List [Table Text Block]

Company-Selected Performance Measures
Adjusted EBITDA
Adjusted Free Cash Flow
ROCE
Relative TSR

Total Shareholder Return Amount	$ 17	102	94
Peer Group Total Shareholder Return Amount	136	145	123
Net Income (Loss)	$ (194,200,000)	$ 6,900,000	$ 21,300,000
Company Selected Measure Amount	98,900,000	119,600,000	125,300,000
PEO Name	Thomas Fahnemann	Dante Parrini	Dante Parrini
Equity Valuation Assumption Difference, Footnote, Valuation Date Range One, Period One	Dec. 31, 2019
Equity Valuation Assumption Difference, Footnote, Valuation Date Range Two, Period One	Dec. 31, 2019
Equity Valuation Assumption Difference, Footnote, Valuation Date Range Two, Period Two	Dec. 31, 2020
Equity Valuation Assumption Difference, Footnote, Valuation Date Range Three, Period One	Dec. 31, 2020
Equity Valuation Assumption Difference, Footnote, Valuation Date Range Three, Period Two	Dec. 31, 2021
Equity Valuation Assumption Difference, Footnote, Valuation Date Range Four, Period One	Dec. 31, 2021
Equity Valuation Assumption Difference, Footnote, Valuation Date Range Four, Period Two	Dec. 31, 2022
Equity Valuation Assumption Difference, Footnote, Valuation Date Range Five, Period One	Dec. 31, 2022
Equity Valuation Assumption Difference, Footnote, Valuation Date, Current PEO Sign-On	Dec. 31, 2022
Equity Valuation Assumption Difference, Footnote, Simulation Period Range One, Period One	1 year
Equity Valuation Assumption Difference, Footnote, Simulation Period Range Two, Period One	2 years
Equity Valuation Assumption Difference, Footnote, Simulation Period Range Two, Period Two	1 year
Equity Valuation Assumption Difference, Footnote, Simulation Period Range Three, Period One	2 years
Equity Valuation Assumption Difference, Footnote, Simulation Period Range Three, Period Two	1 year
Equity Valuation Assumption Difference, Footnote, Simulation Period Range Four, Period One	2 years
Equity Valuation Assumption Difference, Footnote, Simulation Period Range Four, Period Two	1 year
Equity Valuation Assumption Difference, Footnote, Simulation Period Range Five, Period One	2 years
Equity Valuation Assumption Difference, Footnote, Simulation Period, Current PEO Sign On	2 years 7 months 20 days
Equity Valuation Assumption Difference, Footnote, Valuation Price, Range One, Period One	$ 18.30
Equity Valuation Assumption Difference, Footnote, Valuation Price, Range Two, Period One	18.30
Equity Valuation Assumption Difference, Footnote, Valuation Price, Range Two, Period Two	16.38
Equity Valuation Assumption Difference, Footnote, Valuation Price, Range Three, Period One	16.38
Equity Valuation Assumption Difference, Footnote, Valuation Price, Range Three, Period Two	17.20
Equity Valuation Assumption Difference, Footnote, Valuation Price, Range Four, Period One	17.20
Equity Valuation Assumption Difference, Footnote, Valuation Price, Range Four, Period Two	2.78
Equity Valuation Assumption Difference, Footnote, Valuation Price, Range Five, Period One	2.78
Equity Valuation Assumption Difference, Footnote, Valuation Price, Current CEO Sign On	2.78
Equity Valuation Assumption Difference, Footnote, Beginning TSR Price, Range One, Period One	21.44
Equity Valuation Assumption Difference, Footnote, Beginning TSR Price, Range Two, Period One	9.76
Equity Valuation Assumption Difference, Footnote, Beginning TSR Price, Range Two, Period Two	9.76
Equity Valuation Assumption Difference, Footnote, Beginning TSR Price, Range Three, Period One	18.30
Equity Valuation Assumption Difference, Footnote, Beginning TSR Price, Range Three, Period Two	18.30
Equity Valuation Assumption Difference, Footnote, Beginning TSR Price, Range Four, Period One	16.77
Equity Valuation Assumption Difference, Footnote, Beginning TSR Price, Range Four, Period Two	16.77
Equity Valuation Assumption Difference, Footnote, Beginning TSR Price, Range Five, Period One	$ 17.14
Equity Valuation Assumption Difference, Footnote, TSR %ile Ranking, Period Range One, Period One	33.00%
Equity Valuation Assumption Difference, Footnote, TSR %ile Ranking, Period Range Two, Period One	95.00%
Equity Valuation Assumption Difference, Footnote, TSR %ile Ranking, Period Range Two, Period Two	82.00%
Equity Valuation Assumption Difference, Footnote, TSR %ile Ranking, Period Range Three, Period One	40.00%
Equity Valuation Assumption Difference, Footnote, TSR %ile Ranking, Period Range Three, Period Two	34.00%
Equity Valuation Assumption Difference, Footnote, TSR %ile Ranking, Period Range Four, Period One	27.00%
Equity Valuation Assumption Difference, Footnote, TSR %ile Ranking, Period Range Four, Period Two	3.00%
Equity Valuation Assumption Difference, Footnote, TSR %ile Ranking, Period Range Five, Period One	1.00%
Equity Valuation Assumption Difference, Footnote, Interest Rate, Period Range One, Period One	1.59%
Equity Valuation Assumption Difference, Footnote, Interest Rate, Period Range Two, Period One	1.58%
Equity Valuation Assumption Difference, Footnote, Interest Rate, Period Range Two, Period Two	0.10%
Equity Valuation Assumption Difference, Footnote, Interest Rate, Period Range Three, Period One	0.13%
Equity Valuation Assumption Difference, Footnote, Interest Rate, Period Range Three, Period Two	0.39%
Equity Valuation Assumption Difference, Footnote, Interest Rate, Period Range Four, Period One	0.73%
Equity Valuation Assumption Difference, Footnote, Interest Rate, Period Range Four, Period Two	4.73%
Equity Valuation Assumption Difference, Footnote, Interest Rate, Period Range Five, Period One	4.41%
Equity Valuation Assumption Difference, Footnote, Interest Rate, Current PEO Sign On	4.29%
Equity Valuation Assumption Difference, Footnote, Volatility, Period Range One, Period One	33.50%
Equity Valuation Assumption Difference, Footnote, Volatility, Period Range Two, Period One	43.90%
Equity Valuation Assumption Difference, Footnote, Volatility, Period Range Two, Period Two	58.00%
Equity Valuation Assumption Difference, Footnote, Volatility, Period Range Three, Period One	47.40%
Equity Valuation Assumption Difference, Footnote, Volatility, Period Range Three, Period Two	31.60%
Equity Valuation Assumption Difference, Footnote, Volatility, Period Range Four, Period One	46.70%
Equity Valuation Assumption Difference, Footnote, Volatility, Period Range Four, Period Two	73.30%
Equity Valuation Assumption Difference, Footnote, Volatility, Period Range Five, Period One	56.70%
Equity Valuation Assumption Difference, Footnote, Volatility, Current PEO Sign On	53.60%
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]	Adjusted EBITDA is a non-GAAP measure that is reconciled to the nearest GAAP measure on page 19 of our 2022 Form 10-K filed on February 27, 2023.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Free Cash Flow
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	ROCE
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (800)	$ (250)	$ (250)
Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(728,249)	(356,863)	(336,745)
Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Equity Awards Reported, Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	267,133	291,824	316,504
Equity Awards, Value of Dividends Paid, Unvested, Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	11,288	33,953	28,803
Equity Awards Granted in Prior Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(288,841)	(73,789)	(56,462)
Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(145,316)	(2,058)	(12,753)
Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(313,786)	0	0
Thomas Fahnemann [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	2,400,576
PEO Actually Paid Compensation Amount	1,457,376
Thomas Fahnemann [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Thomas Fahnemann [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,750,800)
Thomas Fahnemann [Member] | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Thomas Fahnemann [Member] | Equity Awards Reported, Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	807,600
Thomas Fahnemann [Member] | Equity Awards, Value of Dividends Paid, Unvested, Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Thomas Fahnemann [Member] | Equity Awards Granted in Prior Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Thomas Fahnemann [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Thomas Fahnemann [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Dante Parrini [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	9,007,845	4,611,728	4,561,385
PEO Actually Paid Compensation Amount	2,436,271	3,681,582	4,003,894
Dante Parrini [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(284,000)	(413,000)	(265,000)
Dante Parrini [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,999,988)	(1,889,987)	(1,767,347)
Dante Parrini [Member] | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Dante Parrini [Member] | Equity Awards Reported, Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,042,096	1,545,525	1,661,121
Dante Parrini [Member] | Equity Awards, Value of Dividends Paid, Unvested, Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	241,203	216,167	192,758
Dante Parrini [Member] | Equity Awards Granted in Prior Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(753,193)	(388,035)	(288,619)
Dante Parrini [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(581,355)	(815)	(90,404)
Dante Parrini [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (5,236,338)	$ 0	$ 0